Redeemable Convertible Preferred and Common Stock - Additional Information (Detail) - USD ($)	1 Months Ended									12 Months Ended
	Aug. 31, 2020	Jul. 31, 2020	May 31, 2020	Apr. 30, 2020	Dec. 31, 2017	Oct. 31, 2017	Jul. 31, 2016	May 31, 2016	Apr. 30, 2016	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Amended, authorizes share to issue										486,879,326
Common stock, par value										$ 0.00001	$ 0.00001
Common stock, shares authorized										300,000,000	20,000,000
Redeemable convertible preferred stock, authorized										186,879,326	6,287,978
Common stock, voting rights										The holder of each share of common stock is entitled to one vote. The holders of outstanding common stock are entitled to elect four directors.
Net proceeds from issuance of preferred stock											$ 40,498,000
Preferred stock, conversion basis										Shares of Series B redeemable convertible preferred stock shall automatically be converted into shares of common stock upon the earlier of (a) the closing of the sale of shares of common stock to the public at a minimum price of $0.99 per share, subject to appropriate adjustment in the event of any stock splits, stock dividends, combinations, subdivisions, recapitalizations or similar transactions with respect to common stock, in a firm-commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, resulting in at least $75.0 million of gross cash proceeds to the Company or (b)(i) upon vote or written consent of a majority of the then outstanding shares of the Series Seed redeemable convertible preferred stock, voting as a separate series on an as-converted basis or (ii) upon vote or written consent of the majority of the then outstanding shares of the Series B redeemable convertible preferred stock, voting as a separate series on an as-converted basis, respectively.
Preferred stock, voting rights										Holders of redeemable convertible preferred stock are entitled to vote together with the holders of common stock as a single class on all matters.
Series Seed Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Redeemable convertible preferred stock, authorized											2,941,176
Issuance of convertible preferred shares, net of issuance costs (in shares)							445,942	563,725	1,887,253
Convertible preferred stock, price per share							$ 1.02	$ 1.02	$ 1.02
Net proceeds from issuance of preferred stock							$ 500,000	$ 600,000	$ 1,800,000
Stock issuance costs									$ 100,000
Convertible preferred stock shares were converted to shares of the Company's common stock				2,941,176
Dividends on preferred stock per share										$ 0.061200
Redeemable convertible preferred stock liquidation preference per share										1.0200
Convertible preferred stock conversion price per share										1.0200
Series Seed Redeemable Convertible Preferred Stock [Member] | Investors [Member]
Class of Stock [Line Items]
Issuance of convertible preferred shares, net of issuance costs (in shares)									44,256
Conversion of a note having a balance of principal and interest									$ 45,000
Series A Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Redeemable convertible preferred stock, authorized											3,346,802
Issuance of convertible preferred shares, net of issuance costs (in shares)					715,712	1,324,511
Convertible preferred stock, price per share					$ 11.3158	$ 11.3158
Net proceeds from issuance of preferred stock					$ 8,100,000	$ 14,800,000
Stock issuance costs						$ 200,000
Convertible preferred stock shares were converted to shares of the Company's common stock				3,293,779
Dividends on preferred stock per share										0.678900
Redeemable convertible preferred stock liquidation preference per share										11.3518
Convertible preferred stock conversion price per share										$ 11.3518
SeriesA Preferred Stock Upon Conversion Multiple Notes [Member]
Class of Stock [Line Items]
Issuance of convertible preferred shares, net of issuance costs (in shares)						1,253,556
Conversion of a note having a balance of principal and interest						$ 4.6
Series B Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Redeemable convertible preferred stock, authorized										186,879,326
Issuance of convertible preferred shares, net of issuance costs (in shares)	25,286,587	37,970,846	17,320,031	45,185,071
Convertible preferred stock, price per share	$ 0.3323	$ 0.3323	$ 0.3323	$ 0.3323
Net proceeds from issuance of preferred stock	$ 8,400,000	$ 12,500,000	$ 5,800,000	$ 15,100,000
Dividends on preferred stock per share										$ 0.019938
Redeemable convertible preferred stock liquidation preference per share										0.3323
Convertible preferred stock conversion price per share										$ 0.3323
Series B Redeemable Convertible Preferred Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Stock issuance costs	$ 100,000	$ 100,000	$ 100,000	$ 100,000
Series B Redeemable Convertible Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
The holders of the Series Seed redeemable convertible preferred stock entitled to elect two directors										7,500,000